Convertible Debentures (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Jun. 01, 2021	Jun. 10, 2020	Dec. 05, 2019	Jun. 30, 2020	May 31, 2020	Jul. 31, 2022	Jul. 31, 2021
Unsecured convertible debenture- March 2019
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%
Conversion price	$ 147.29
Unsecured convertible debenture- December 2019
Disclosure of detailed information about borrowings [line items]
Principal amount of debentures			$ 70,000			$ 40,140	$ 40,140
Interest rate			8.00%
Conversion price			$ 12.64
Minimum daily volume weighted average trading price of common shares specified for conversion of debentures			$ 30
Number of consecutive trading days			15 days
Discounted early conversion price of conversion units					$ 3.2
Description of conversion units					Each Conversion Unit provided the holder one common share and one-half common share purchase warrant (with an exercise price of $4.00 and term of three years).
Exercise price of conversion units					$ 4
Conversion unit, term					three years
Accrued and unpaid interest						$ 291	$ 483
Unsecured convertible debenture- December 2019 | First phase
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debenture amount		$ 23,595
Stock issued for conversion of convertible securities		3,686,721
Unsecured convertible debenture- December 2019 | Second phase
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debenture amount				$ 6,265
Stock issued for conversion of convertible securities				978,907